Securitizations And Variable Interest Entities (Schedule Of Cash Flow Received and Paid To Nonconsolidated Securitization Entities) (Details) - Consumer Portfolio Segment [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Automobile Loan [Member]
Cash Flow Received and Paid to Nonconsolidated Securitization Entities [Line Items]
Cash Flows Between Transferor and Transferee, Proceeds from New Transfers	$ 1,551	$ 2,594	$ 0
Cash Flows Between Transferor and Transferee, Servicing Fees	28	11	13
Representations and warranties obligations		0	0
Cash Flows Between Transferor and Transferee, Receipts on Transferor's Interest in Transferred Financial Assets, Other			0
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale, Gain (Loss) on Sale	(3)	1	0
Residential Mortgage [Member]
Cash Flow Received and Paid to Nonconsolidated Securitization Entities [Line Items]
Cash Flows Between Transferor and Transferee, Proceeds from New Transfers	0	0	8,676
Cash Flows Between Transferor and Transferee, Servicing Fees	0	0	70
Representations and warranties obligations		(31)	(66)
Cash Flows Between Transferor and Transferee, Receipts on Transferor's Interest in Transferred Financial Assets, Other			70
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale, Gain (Loss) on Sale	$ 0	$ 0	$ 112